Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Convertible Debt	Common Stock	Series A Preferred Stock and Preferred Stock Issuable	Series B Preferred Stock	Series C Preferred Stock	Common Stock and Common Stock Issuable	Common Stock and Common Stock Issuable Convertible Debt	Common Stock and Common Stock Issuable Common Stock	Additional Paid-in capital	Additional Paid-in capital Convertible Debt	Additional Paid-in capital Common Stock	Subscription Receivable	Accumulated Deficit	Noncontrolling Interest	Accumulated Other Comprehensive Loss
Beginning Balance at Dec. 31, 2008	$ 9,467,499			$ 51			$ 166,208			$ 59,849,326				$ (50,548,086)
Beginning Balance (in shares) at Dec. 31, 2008				50,543			166,208,406
Reclassification to equity of accrued compensation payable in stock
Warrants and options granted for services and compensation	138,067									138,067
Additional paid in capital assoicated with debt extinguishments	11,834,055									11,834,055
Reclassification of warrant liability, net
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation (in shares)							1,129,220
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation	22,979						1,130			21,849
Common stock issued for services and compensation (in shares)							2,500,000
Common stock issued for services and compensation	535,000						2,500			532,500
Beneficial conversion value and value of warrants issued with convertible debt
Series A Preferred Stock dividends, $0.10 per share
Series A Preferred Stock dividends conversion to common stock
Noncontrolling interest subsequent to acquisition of Comex Electronics Ltd.	31,609														31,609
Series B Preferred Stock dividends reversal
Amortization of deferred compensation
Net loss	(16,032,756)													(16,032,756)
Unrealized losses on marketable securities
Accumulated foreign currency translation adjustment	(28,193)															(28,193)
Ending Balance at Dec. 31, 2009	5,968,260			51			169,838			72,375,797				(66,580,842)	31,609	(28,193)
Ending Balance (in shares) at Dec. 31, 2009				50,543			169,837,626
Reclassification to equity of accrued compensation payable in stock
Warrants and options granted for services and compensation	74,912									74,912
Additional paid in capital assoicated with debt extinguishments	7,943,292									7,943,292
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation (in shares)							1,107,902
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation	30,218						1,108			29,110
Common stock issued for services and compensation (in shares)							310,000
Common stock issued for services and compensation	70,000						310			69,690
Beneficial conversion value and value of warrants issued with convertible debt
Series A Preferred Stock dividends, $0.10 per share
Series A Preferred Stock dividends conversion to common stock
Noncontrolling interest investment in Comex Electronics Ltd.	66,667														66,667
Amortization of deferred compensation
Net loss	(7,015,896)													(7,015,896)
Net loss
Less Non-controlling interest	(444,620)														(444,620)
Unrealized losses on marketable securities
Accumulated foreign currency translation adjustment	(22,617)															(22,617)
Common stock issued in conjunction with the conversion of convertible securities (in shares)								16,800,751
Common stock issued in conjunction with the conversion of convertible securities		1,862,560						16,801			1,845,759
Issuance of stock (in shares)									26,039,394
Issuance of stock			3,420,000						26,039			3,393,961
Ending Balance at Dec. 31, 2010	$ 11,952,776			$ 51			$ 214,096			$ 85,732,521				$ (73,596,738)	$ (346,344)	$ (50,810)
Ending Balance (in shares) at Dec. 31, 2010				50,543			214,095,673